ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
ACCOUNTS RECEIVABLE
Accounts receivable, gross	$ 28,618,255	$ 29,346,829
Less: allowance for doubtful accounts	(255,322)	(2,221,870)	$ (2,020,373)
Accounts receivable, net	$ 28,362,933	$ 27,124,959